Allianz NFJ Mid-Cap Value Fund (Second Prospectus Summary) | Allianz NFJ Mid-Cap Value Fund
Allianz NFJ Mid-Cap Value Fund
Investment Objective
The Fund seeks long-term growth of capital and income.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
More information about these and other discounts is available in the "Classes of Shares" section beginning on page 118 of the Fund's statutory prospectus or from your financial advisor.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Allianz NFJ Mid-Cap Value Fund	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)
Class A	5.50%	1.00%	[1]
Class B	none	5.00%	[1]
Class C	none	1.00%	[1]
Class R	none	none	[1]
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ Mid-Cap Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	1.00%	0.25%	0.01%	1.26%
Class B	1.00%	1.00%	0.01%	2.01%
Class C	1.00%	1.00%	0.01%	2.01%
Class R	1.00%	0.50%	0.01%	1.51%

Examples.
The Examples are intended to help you compare the cost of
investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. The Examples also assume conversion of
Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example Allianz NFJ Mid-Cap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	671	928	1,204	1,989
Class B	704	930	1,283	2,054
Class C	304	630	1,083	2,338
Class R	154	477	824	1,802

Example: Assuming you do not redeem your shares
Expense Example, No Redemption Allianz NFJ Mid-Cap Value Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	671	928	1,204	1,989
Class B	204	630	1,083	2,054
Class C	204	630	1,083	2,338
Class R	154	477	824	1,802

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2011 was 55%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating
Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations between $2 billion and $17.5 billion.
Effective December 1, 2011, the Fund changed its name from "Allianz
NFJ Renaissance Fund" to "Allianz NFJ Mid-Cap Value Fund" and,
consistent with the type of investments suggested by the Fund's name, adopted the 80% test referred to above. The Fund normally invests significantly in securities that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on
companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund's selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund's selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts' earnings-per-share estimates) and fundamental changes.
After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest up to 25% of its assets in
non-U.S. securities, including emerging market securities (without limit in American Depositary Receipts (ADRs)) and may invest up to
20% of its assets in real estate investment trusts (REITs).
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk
(Equity Securities Risk, Smaller Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk (non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less
transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates); REIT Risk (adverse changes in the real estate markets may affect the value of REIT investments); and
Turnover Risk (high levels of portfolio turnover increase
transaction costs and taxes and may lower investment performance).
Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An
investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown. Class B, Class C and Class R performance would be lower than Class A performance because of the lower expenses paid by Class A shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the
Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.
The bar chart and the information to its right show performance of the
Fund's Class A shares, but do not reflect the impact of sales charges (loads). If they did, returns would be lower than those shown.
Class B, Class C and Class R performance would be lower than
Class A performance because of the lower expenses paid by Class A shares.
Calendar Year Total Returns - Class A

More Recent Return Information 1/1/11-9/30/11 -10.75% Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 04/01/2003-06/30/2003 32.77% Lowest 07/01/2002-09/30/2002 -31.78%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only.
After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz NFJ Mid-Cap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Before Taxes	13.86%	1.51%	5.31%	11.01%	Apr. 18, 1988
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	13.35%	(0.33%)	3.68%	8.40%	Apr. 18, 1988
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	9.00%	0.58%	3.95%	8.34%	Apr. 18, 1988
Class B	Class B - Before Taxes	14.54%	1.62%	5.36%	11.03%	Apr. 18, 1988
Class C	Class C - Before Taxes	18.52%	1.90%	5.12%	10.45%	Apr. 18, 1988
Class R	Class R - Before Taxes	20.07%	2.42%	5.60%	10.92%	Apr. 18, 1988
Russell Midcap Value Index	Russell Midcap Value Index	24.75%	4.08%	8.06%	11.83%	Apr. 18, 1988
Lipper Multi-Cap Core Funds Average	Lipper Multi-Cap Core Funds Average	15.92%	2.42%	2.91%	9.61%	Apr. 18, 1988